Related-Party Transactions (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Percentage threshold operating expenses must exceed average invested assets to be reimbursable					2.00%
Percentage threshold operating expenses must exceed net income to be reimbursable					25.00%
Cumulative, non-compounded annual return on invested capital to be received (as a percent)					6.00%
Affiliated Entity
Related Party Transaction [Line Items]
Annual asset management fee (as a percent)					1.25%
Asset Management Fees					$ 811,395
Asset Management Fee, Percent Fee Waived					6.00%
Asset Management Fees Waived					$ 409,803
Director | Independent Director Compensation, Annual Retainer
Related Party Transaction [Line Items]
Expenses from transactions with related parties					10,000
Director | Independent Director Compensation, Compensation Per Board Meeting
Related Party Transaction [Line Items]
Expenses from transactions with related parties					500
Director | Independent Director Compensation, Compensation Per Committee Meeting
Related Party Transaction [Line Items]
Expenses from transactions with related parties					$ 500
Cottonwood Communities Management, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Asset Management Fees	$ 811,233	$ 296,126	$ 1,941,542	$ 453,851
Asset Management Fees Waived	48,543	310,484	188,333	310,484
Contingent acquisition fee					1.00%
Shareholders' required return to receive contingent acquisition fee					6.00%
Additional contingent acquisition fee					2.00%
Shareholders' required return to receive additional contingent acquisition fee					13.00%
Contingent acquisition fee to be paid to advisor upon termination (as a percent)					3.00%
Contingent financing fee (as a percent)					1.00%
Property management fee (as a percent)					3.50%
Property management fees	$ 108,067	$ 38,753	$ 269,525	$ 53,297	$ 97,877
Cottonwood Communities Management, LLC | Limited Partner
Related Party Transaction [Line Items]
Promotional interest					15.00%